Income taxes (Q3) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income taxes [Abstract]
Current income tax expense	$ 0	$ 0	$ 0	$ 0
Deferred income tax expense	$ 0	$ 0	$ 0	0
Effective tax rate	0.00%		0.00%
Accrued interest and penalties related to uncertain tax positions	$ 0		$ 0	$ 0